Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Bridge Debt Strategies Fund III LP (the Company)

Barclays Capital Inc.

J.P. Morgan Securities LLC

Wells Fargo Securities, LLC
Goldman Sachs & Co. LLC

Amherst Pierpont Securities LLC
(together, the Specified Parties)

Re: BDS 2021-FL8 Ltd. – Data File Procedures

We have performed the procedures described below on the specified attributes identified in an electronic data file entitled “BDS 2021-FL8 Accounting Tape.xlsx” provided by the Company on July 15, 2021, containing information on 23 mortgage assets and the related 23 mortgaged properties as of July 15, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by BDS 2021-FL8 Ltd. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan File” means the copies of source documents provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of these documents.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Attachment C.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Cut-off Date” means the payment date in August 2021, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate 0.100% which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Cut-off Date, Assumed LIBOR and the Instructions.

Between June 4, 2021 and July 15, 2021, we received one or more preliminary data files on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The final Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the final Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the specified information in the Loan File or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Loan File information is listed in the order of priority until such attribute was agreed.
B.	We recomputed the Recomputed Attributes using (i) the corresponding information contained information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures.8 We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information indicated in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information or instructions provided to us by the Company, (ii) the physical existence of the mortgage assets and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage assets being securitized, (iii) the compliance of the originator of the mortgage assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the mortgage assets and related mortgaged properties that would be material to the likelihood that the issuer of the securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
July 15, 2021

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property Address	Appraisal Report, Engineering Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report, Engineering Report, USPS
Property County	Appraisal Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Unit of Measure	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Occupancy %	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Occupancy Source Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement, Promissory Note, Loan Agreement, Purchase and Sale Agreement
Assumed Loan (Y/N)	Promissory Note, Loan Agreement
Borrower Name	Loan Agreement, Promissory Note, Organizational Chart
Sponsor Name	Loan Agreement, Guaranty, Organization Chart
Related Borrower Group	Guaranty, Loan Agreement
Note Date	Loan Agreement, Promissory Note
First Payment Date	Instructed by the Company to use one month after the ‘Interest Accrual Start Date’ as noted on the Settlement Statement or as specified in the Loan Agreement
Mortgage Asset Commitment Original Balance	Loan Agreement, Promissory Note
A-1

Attribute	Source Document(s)
Initial Funded Amount	Loan Agreement, Promissory Note
Original Future Funding Trigger / Requirements	Loan Agreement, Promissory Note
Mortgage Asset Cut-off Date Balance	Servicer Report, Loan Agreement
Initial Maturity Date	Loan Agreement, Promissory Note
Extension Options	Loan Agreement, Promissory Note
Extension Options Description	Loan Agreement, Promissory Note
First Extension Fee %	Loan Agreement, Promissory Note
First Extension Period (Months)	Loan Agreement, Promissory Note
Second Extension Fee %	Loan Agreement, Promissory Note
Second Extension Period (Months)	Loan Agreement, Promissory Note
Third Extension Fee %	Loan Agreement, Promissory Note
Third Extension Period (Months)	Loan Agreement, Promissory Note
Exit Fee %	Loan Agreement, Promissory Note
Fully Extended Maturity Date	Loan Agreement, Promissory Note
Rate Type	Loan Agreement, Promissory Note
Index for Floating Rate	Loan Agreement, Promissory Note
Fully Funded Mortgage Loan Margin %	Loan Agreement, Promissory Note
Rounding Factor	Loan Agreement, Promissory Note
Time of Rounding (Before Spread, After Spread)	Loan Agreement, Promissory Note
Rounding Direction	Loan Agreement, Promissory Note
Lookback Period	Loan Agreement, Promissory Note
Rate Cap Expiration Date	LIBOR Cap Confirmation
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating	Bloomberg Screenshot
LIBOR Floor %	Loan Agreement, Promissory Note
LIBOR Cap Strike Price	LIBOR Cap Confirmation
Interest Accrual Basis	Loan Agreement, Promissory Note
A-2

Attribute	Source Document(s)
Interest Rate Change	Loan Agreement, Promissory Note
Interest Rate Change Amount	Loan Agreement, Promissory Note
Interest Rate Change Trigger	Loan Agreement, Promissory Note
Grace Period Default (Days)	Loan Agreement, Promissory Note
Grace Period Late (Days)	Loan Agreement, Promissory Note
Grace Period Balloon (Days)	Loan Agreement, Promissory Note
Original Prepayment Provision	Loan Agreement, Promissory Note
Remaining Prepayment Provision	Loan Agreement, Promissory Note
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement, Promissory Note
Partial Release and/or Prepayment Description	Loan Agreement, Promissory Note
Amortization Type During Initial Term	Loan Agreement, Promissory Note
Amortization Type During Extensions	Loan Agreement, Promissory Note
Amort Number of Months	Loan Agreement, Promissory Note
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
A-3

Attribute	Source Document(s)
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement, Appraisal Report
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement, Appraisal Report
A-4

Attribute	Source Document(s)
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement, Appraisal Report
Lien Position	Title Policy, Deed of Trust, Promissory Note
Full Recourse (Y/N/Partial)	Guaranty, Loan Agreement
Recourse Provisions	Guaranty, Loan Agreement
Non-Recourse Carveout Guarantor	Guaranty
Title Vesting (Fee/Leasehold)	Title Policy, Deed of Trust, Promissory Note
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Cash Management Agreement, Loan Agreement
Cash Management (Springing/In Place)	Cash Management Agreement, Loan Agreement
Lockbox Trigger Event	Cash Management Agreement, Loan Agreement
Engineering/Deferred Maintenance Escrow (June 2021)	Servicer Report, Settlement Statement, Loan Agreement
Environmental Escrow (June 2021)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (June 2021)	Servicer Report, Settlement Statement, Loan Agreement
Tax Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Tax Escrow Description	Loan Agreement, Settlement Statement
Insurance Escrow (June 2021)	Servicer Report, Settlement Statement, Loan Agreement
Insurance Escrow (Monthly)	Servicer Report, Settlement Statement, Loan Agreement
Springing Insurance Escrow Description	Loan Agreement, Settlement Statement
Replacement Reserve (June 2021)	Servicer Report, Loan Agreement, Settlement Statement
A-5

Attribute	Source Document(s)
Replacement Reserve (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Springing Replacement Reserve Description	Loan Agreement, Settlement Statement
TI/LC Reserve (June 2021)	Servicer Report, Loan Agreement, Settlement Statement
Monthly TI/LC Reserve	Servicer Report, Loan Agreement, Settlement Statement
Springing TI/LC Reserve Description	Loan Agreement, Settlement Statement
Other Reserve 1 (June 2021)	Servicer Report, Loan Agreement, Settlement Statement
Other Escrow 1 (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Other Reserve 1 Description	Loan Agreement, Settlement Statement
Other Reserve 2 (June 2021)	Servicer Report, Loan Agreement, Settlement Statement
Other Escrow 2 (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Other Reserve 2 Description	Loan Agreement, Settlement Statement
Other Reserve 3 (June 2021)	Servicer Report, Loan Agreement, Settlement Statement
Other Escrow 3 (Monthly)	Servicer Report, Loan Agreement, Settlement Statement
Other Reserve 3 Description	Loan Agreement, Settlement Statement
Original Appraisal Date	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report, Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report, Engineering Report, Insurance Certificate
A-6

Attribute	Source Document(s)
Single-Tenant (Y/N)	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Property Manager	Management Agreement, Assignment of Management Agreement, Loan Agreement
TIC (Y/N)	Loan Agreement, Promissory Note
Max Number of TICs	Loan Agreement, TIC Agreement
Single Purpose Borrower (Y/N)	Loan Agreement, Promissory Note
Independent Director (Y/N)	Loan Agreement, Promissory Note
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel, Loan Agreement
DST (Y/N)	Loan Agreement, Promissory Note
IDOT (Y/N)	Loan Agreement, Promissory Note
Largest Tenant Name	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Largest Tenant SqFt	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Largest Tenant Exp Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
2nd Largest Tenant Name	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
2nd Largest Tenant SqFt	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
2nd Largest Tenant Exp Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
3rd Largest Tenant Name	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
3rd Largest Tenant SqFt	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
3rd Largest Tenant Exp Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
4th Largest Tenant Name	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
4th Largest Tenant SqFt	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
A-7

Attribute	Source Document(s)
4th Largest Tenant Exp Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
5th Largest Tenant Name	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
5th Largest Tenant SqFt	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
5th Largest Tenant Exp Date	Underwritten Rent Roll, Unit Mix Summary, Certified Rent Roll
Cut-off Date Subordinate Debt/Mezz Loan Bal	Servicer Report, Mezzanine Loan Agreement, Loan Agreement, Promissory Note
Commitment Subordinate Debt/Mezz Original Balance	Mezzanine Loan Agreement, Loan Agreement, Promissory Note
Subordinate Debt/Mezz Loan Margin % or Coupon	Mezzanine Loan Agreement, Loan Agreement, Promissory Note
Permitted Future Debt (Y/N)	Loan Agreement, Promissory Note
Type	Loan Agreement, Promissory Note
Pari Passu Companion Note Balance	Loan Agreement, Servicer Report, Promissory Note
Pari Passu Companion Future Funding Balance	Loan Agreement, Servicer Report, Promissory Note

A-8

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Asset Cut-off Date Balance
Annual Debt Service Payment (P&I)	For Mortgage Assets which have Amortization Type During Initial Term as Amortizing, Fully Funded Mortgage Loan Rate % multiplied by Interest Accrual Basis multiplied by Mortgage Asset Cut-off Date Balance, plus amortization as specified in the Loan Agreement
Annual Debt Service Payment (Cap)	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Mortgage Asset Cut-off Date Balance
Cut-off Date Future Funding Remaining Balance	Mortgage Asset Commitment Original Balance minus Mortgage Asset Cut-off Date Balance
Mortgage Asset % of Total Cut-off Date Balance	Mortgage Asset Cut-off Date Balance divided by the aggregate Mortgage Asset Cut-off Date Balance of all Mortgage Assets
Mortgage Asset Balloon Payment	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, the amount equal to the Mortgage Asset Commitment Original Balance
Mortgage Loan Cut-off Date Balance / Unit	The sum of the Mortgage Asset Cut-off Date Balance and Pari Passu Companion Note Balance divided by No of Units
Committed Mortgage Loan Cut-off Date Balance / Unit	The sum of the Mortgage Asset Commitment Original Balance, Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance, divided by No of Units
Mortgage Loan Balloon Payment / Unit	The sum of the Mortgage Asset Balloon Payment, Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance divided by No of Units
Initial Loan Term (Original)	Number of payments between and including the First Payment Date and the Initial Maturity Date
B-1

Attribute	Calculation Methodology
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date
First Extension Fee	Mortgage Asset Commitment Original Balance multiplied by First Extension Fee % (if applicable)
First Extension Floor	Equals the Mortgage Rate Floor (if applicable)
First Extension Cap	Equals the Mortgage Rate Cap (if applicable)
Second Extension Fee	Mortgage Asset Commitment Original Balance multiplied by Second Extension Fee % (if applicable)
Second Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Second Extension Cap	Equals the Mortgage Rate Cap (if applicable)
Third Extension Fee	Mortgage Asset Commitment Original Balance multiplied by Third Extension Fee % (if applicable)
Third Extension Floor	Equals the Mortgage Rate Floor (if applicable)
Third Extension Cap	Equals the Mortgage Rate Cap (if applicable)
Exit Fee	Mortgage Asset Commitment Original Balance multiplied by Exit Fee %
Fully Extended Loan Term (Original)	Number of payments between and including the First Payment Date and the Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Mortgage Rate Floor	The sum of the Fully Funded Mortgage Loan Margin % and the LIBOR Floor %
Mortgage Rate Cap	The sum of the LIBOR Cap Strike Price and the Fully Funded Mortgage Loan Margin %
B-2

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed LIBOR rounded by the respective Rounding Factor subject to (i) the Mortgage Rate Floor and (ii) the Mortgage Rate Cap
B Note / Mezz Loan %	Commitment Subordinate Debt/Mezz Original Balance divided by the sum of Commitment Subordinate Debt/Mezz Original Balance and Mortgage Asset Cut-off Date Balance
IO Number of Months	For Mortgage Assets which have Amortization Type During Initial Term as Interest Only, number of payments between and including the First Payment Date and Initial Maturity Date
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	The sum of Mortgage Asset Cut-off Date Balance and Pari Passu Companion Note Balance divided by As-Is Appraised Value
Committed Mortgage Loan (Stabilized) LTV Ratio	The sum of Mortgage Asset Commitment Original Balance, Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance divided by Stabilized Appraised Value
Maturity Date Stabilized LTV Ratio	The sum of Mortgage Asset Balloon Payment, Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance divided by Stabilized Appraised Value
Mortgage Loan Most Recent NOI DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Most Recent Actual NOI divided by Annual Debt Service Payment (IO). For Mortgage Assets with a Pari Passu Companion Note Balance, Most Recent Actual NOI divided by Annual Debt Service Payment (IO) multiplied by the quotient of Mortgage Asset Cut-off Date Balance and sum of Pari Passu Companion Note Balance and Mortgage Asset Cut-off Date Balance
Mortgage Loan Most Recent NCF DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Most Recent Actual NCF divided by Annual Debt Service Payment (IO). For Mortgage Assets with a Pari Passu Companion Note Balance, Most Recent Actual NCF divided by Annual Debt Service Payment (IO) multiplied by the quotient of Mortgage Asset Cut-Off Date Balance and the sum of Pari Passu Companion Note Balance and Mortgage Asset Cut-off Date Balance
B-3

Attribute	Calculation Methodology
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by the sum of Mortgage Asset Cut-off Date Balance and Pari Passu Companion Note Balance
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by the sum of Mortgage Asset Cut-off Date Balance and Pari Passu Companion Note Balance
Mortgage Loan Underwritten NOI DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Underwritten NOI divided by Annual Debt Service Payment (IO). For Mortgage Assets with a Pari Passu Companion Note Balance, Underwritten NOI divided by Annual Debt Service Payment (IO) multiplied by the quotient of Mortgage Asset Cut-off Date Balance and the sum of Pari Passu Companion Note Balance and Mortgage Asset Cut-off Date Balance
Mortgage Loan Underwritten NCF DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Underwritten NCF divided by Annual Debt Service Payment (IO). For Mortgage Assets with a Pari Passu Companion Note Balance, Underwritten NCF divided by Annual Debt Service Payment (IO) multiplied by the quotient of Mortgage Asset Cut-off Date Balance and the sum of Pari Passu Companion Note Balance and Mortgage Asset Cut-off Date Balance
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by the sum of Mortgage Asset Cut-off Date Balance and Pari Passu Companion Note Balance
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by the sum of Mortgage Asset Cut-off Date Balance and Pari Passu Companion Note Balance
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Underwritten Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Mortgage Asset Commitment Original Balance multiplied by Interest Accrual Basis. For Mortgage Assets with a Pari Passu Companion Note Balance, Underwritten Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Fully Funded Total Note Balance less Commitment Subordinate Debt/Mezz Original Balance multiplied by Interest Accrual Basis
B-4

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Underwritten Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Mortgage Asset Commitment Original Balance multiplied by Interest Accrual Basis. For Mortgage Assets with a Pari Passu Companion Note Balance, Underwritten Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Fully Funded Total Note Balance less Commitment Subordinate Debt/Mezz Original Balance multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the sum of Mortgage Asset Commitment Original Balance, Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the sum of Mortgage Asset Commitment Original Balance, Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Appraisal Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Mortgage Asset Commitment Original Balance multiplied by Interest Accrual Basis. For Mortgage Assets with a Pari Passu Companion Note Balance, Appraisal Stabilized NOI divided by the product of Fully Funded Mortgage Loan Rate % and Fully Funded Total Note Balance less Commitment Subordinate Debt/Mezz Original Balance multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	For Mortgage Assets with no Pari Passu Companion Note Balance, Appraisal Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Mortgage Asset Commitment Original Balance multiplied by Interest Accrual Basis. For Mortgage Assets with a Pari Passu Companion Note Balance, Appraisal Stabilized NCF divided by the product of Fully Funded Mortgage Loan Rate % and Fully Funded Total Note Balance less Commitment Subordinate Debt/Mezz Original Balance multiplied by Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by the sum of Mortgage Asset Commitment Original Balance, Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance
B-5

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by the sum of Mortgage Asset Commitment Original Balance, Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance
% NSF of Largest Tenant	Largest Tenant SqFt divided by No of Units
% NSF of 2nd Largest Tenant	2nd Largest Tenant SqFt divided by No of Units
% NSF of 3rd Largest Tenant	3rd Largest Tenant SqFt divided by No of Units
% NSF of 4th Largest Tenant	4th Largest Tenant SqFt divided by No of Units
% NSF of 5th Largest Tenant	5th Largest Tenant SqFt divided by No of Units
Cut-off Date Total Debt Balance	Sum of Mortgage Asset Cut-off Date Balance, Cut-off Date Subordinate Debt/Mezz Loan Balance and Pari Passu Companion Note Balance
Annual Subordinate Debt/Mezz Debt Service Payment (IO)	Product of Cut-off Date Subordinate Debt/Mezz Loan Bal and sum of Subordinate Debt/Mezz Loan Margin % or Coupon plus LIBOR (if applicable) multiplied by Interest Accrual Basis
Cut-off Date Subordinate Debt/Mezz Future Funding Remaining Balance	The difference between the Commitment Subordinate Debt/Mezz Original Balance and Cut-off Date Subordinate Debt/Mezz Loan Bal
Cut-off Date Total Debt Underwritten NCF Debt Yield	Underwritten NCF divided by the Cut-off Date Total Debt Balance
Cut-off Date Total Debt As-Is LTV Ratio	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service	For Mortgage Assets with no Pari Passu Companion Note Balance, sum of Annual Debt Service Payment (IO) and Annual Subordinate Debt/Mezz Debt Service Payment (IO). For Mortgage Assets with a Pari Passu Companion Note Balance, (i) Annual Debt Service Payment (IO) multiplied by the sum of Mortgage Asset Cut-off Date Balance and Pari Passu Companion Note Balance divided by Mortgage Asset Cut-off Date Balance plus (ii) Annual Subordinate Debt/Mezz Debt Service Payment (IO)
B-6

Attribute	Calculation Methodology
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service
Fully Funded Total Note Balance	Sum of Pari Passu Companion Note Balance, Mortgage Asset Commitment Original Balance, Pari Passu Companion Future Funding Balance, and Commitment Subordinate Debt/Mezz Original Balance
Fully Funded Annual Debt Service	For Mortgage Assets with Pari Passu Companion Note Balance, the product of (i) the sum of Mortgage Asset Commitment Original Balance, Pari Passu Companion Note Balance and Pari Passu Companion Future Funding Balance, (ii) Fully Funded Mortgage Loan Rate % and (iii), Interest Accrual Basis, plus Annual Subordinate Debt/Mezz Debt Service Payment (IO)
Fully Funded Total Debt Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Fully Funded Total Note Balance
Fully Funded Total Debt As-Stabilized LTV Ratio	If Stabilized Appraised Value is available then Fully Funded Total Note Balance divided by Stabilized Appraised Value. If Stabilized Appraised Value is not available then Fully Funded Total Note Balance divided by As-Is Appraised Value
Fully Funded Total Debt Stabilized UW NCF DSCR	Underwritten Stabilized NCF divided by Fully Funded Annual Debt Service
B-7

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1